VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.3%
Collateralized Loan Obligation—0.3%
Mountain View CLO XVI Ltd. 2022-1A, E (3 month Term SOFR + 9.080%, Cap N/A, Floor 9.080%) 144A 13.134%, 10/15/32(1)(2)	$ 5,000	$ 4,761
Total Asset-Backed Securities (Identified Cost $4,619)		4,761

Convertible Bonds and Notes—0.1%
Communication Services—0.1%
Liberty Interactive LLC 4.000%, 11/15/29	8,000	1,170
Total Convertible Bonds and Notes (Identified Cost $6,643)		1,170

Corporate Bonds and Notes—6.7%
Communication Services—0.6%
Allen Media LLC 144A 10.500%, 2/15/28(1)	2,000	1,095
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,419
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	5,000	4,332
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,327
		10,173

Consumer Discretionary—0.9%
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	4,000	3,337
Ford Motor Credit Co. LLC 2.700%, 8/10/26	3,000	2,670
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,550
QVC, Inc. 4.750%, 2/15/27	3,000	1,260
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	1,200
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,870
		16,887

Consumer Staples—0.1%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	2,000	1,882
	Par Value	Value

Energy—0.2%
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	$ 1,384	$ 1,417
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,445	2,251
		3,668

Financials—1.3%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	3,000	2,440
Bread Financial Holdings, Inc. 144A 4.750%, 12/15/24(1)	2,000	1,788
CCO Holdings LLC 144A 4.250%, 2/1/31(1)	2,000	1,635
Global Payments, Inc. 2.900%, 5/15/30	3,751	3,176
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	2,610	2,195
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	5,900	4,691
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,600	2,327
144A 3.875%, 3/1/31(1)	1,000	829
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	990	950
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	3,866	3,659
		23,690

Health Care—1.0%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	4,500	3,841
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	3,465	1,691
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,796
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	2,000	1,644
Tenet Healthcare Corp. 6.125%, 10/1/28	8,500	8,147
		18,119

Industrials—1.1%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	4,500	3,702
Griffon Corp. 5.750%, 3/1/28	2,000	1,855
	Par Value	Value

Industrials—continued
Icahn Enterprises LP 4.375%, 2/1/29	$ 4,750	$ 4,085
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	10,550	10,054
		19,696

Information Technology—0.9%
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	5,250	4,582
NCR Corp. 144A 5.125%, 4/15/29(1)	4,600	3,980
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,517
Virtusa Corp. 144A 7.125%, 12/15/28(1)	4,700	3,693
		16,772

Materials—0.3%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,126
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,288
		5,414

Real Estate—0.3%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,000	1,789
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	1,799
SBA Communications Corp. 3.125%, 2/1/29	3,250	2,827
		6,415

Total Corporate Bonds and Notes (Identified Cost $138,523)		122,716

Leveraged Loans—85.8%
Aerospace—5.7%
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(2)	10,719	10,455
American Airlines, Inc.
(3 month LIBOR + 4.750%) 9.558%, 4/20/28(2)	19,455	19,728
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Aerospace—continued
(3 month Term SOFR + 3.178%) 8.154%, 2/15/28(2)	$ 2,730	$ 2,664
Brown Group Holding LLC
(1 month Term SOFR + 2.600%) 7.407%, 6/7/28(2)	2,445	2,421
Tranche B-2 (1-3 month Term SOFR + 3.750%) 8.426% - 8.557%, 7/2/29(2)	3	—
Cobham Ultra Seniorco S.a r.l. (6 month LIBOR + 3.500%) 8.560%, 8/6/29(2)	7,012	6,847
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 8.558%, 10/20/27(2)	8,558	8,856
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (1 month Term SOFR + 3.500%) 8.407%, 4/6/26(2)	5,715	5,573
2020, Tranche B-2 (1 month Term SOFR + 3.600%) 8.407%, 4/6/26(2)	3,072	2,996
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 8.659%, 1/22/25(2)	3,802	3,352
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(2)	15,867	16,444
Rand Parent LLC Tranche B (3 month Term SOFR + 4.250%) 9.127%, 3/18/30(2)	5,195	4,872
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.176%, 1/15/27(2)	4,955	4,938
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(2)	4,204	4,188
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 8.568%, 4/21/28(2)	5,586	5,537
	Par Value	Value

Aerospace—continued
Vertex Aerospace Services Corp. (1 month LIBOR + 3.500%) 8.340%, 12/6/28(2)	$ 5,161	$ 5,129
		104,000

Chemicals—6.8%
ARC Falcon I, Inc.
(1 month LIBOR + 3.750%) 8.590%, 9/30/28(2)	4,449	4,005
(1 month LIBOR + 7.000%) 11.840%, 9/30/29(2)	5,000	4,225
Ascend Performance Materials Operations LLC 2021 (3 month Term SOFR + 4.850%) 9.715%, 8/27/26(2)	5,172	5,076
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 4.150%) 9.048%, 5/29/29(2)	5	—
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 7.660%, 3/4/28(2)	7,071	6,912
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 7.340%, 5/7/25(2)	8,736	8,630
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 7.830%, 12/31/27(2)	4,007	3,988
Geon Performance Solutions LLC (3 month LIBOR + 4.500%) 9.659%, 8/18/28(2)	5,820	5,726
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 9.159%, 7/3/28(2)	6,225	5,754
Hexion Holdings Corp.
First Lien (3 month Term SOFR + 4.650%) 9.454%, 3/15/29(2)	4,362	3,890
Second Lien (1 month Term SOFR + 7.538%) 12.297%, 3/15/30(2)	4,305	3,548
Ineos Enterprises Holdings U.S. Finco LLC Tranche B (3 month Term SOFR + 3.600%) 8.490%, 8/28/26(2)	3,959	3,901
	Par Value	Value

Chemicals—continued
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(2)	$ 3,779	$ 3,769
Ineos U.S. Finance LLC 2028 (1 month Term SOFR + 2.600%) 7.407%, 11/8/28(2)	6,158	6,039
INEOS U.S. Finance LLC 2030 (1 month Term SOFR + 3.600%) 8.407%, 2/10/30(2)	7,561	7,511
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 7.590%, 1/29/26(2)	3,667	3,623
Kraton Corp. (3 month Term SOFR + 3.512%) 8.544%, 3/15/29(2)	4,806	4,779
LSF11 AS Holdco LLC (1 month Term SOFR + 3.614%) 8.422%, 10/15/28(2)	4,583	4,437
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 10.806%, 12/1/26(2)	4,978	4,148
Neptune Husky U.S. Bidco LLC (3 month Term SOFR + 5.000%) 9.898%, 1/3/29(2)	5,056	4,032
Pearls Netherlands Bidco B.V. Tranche B (3 month Term SOFR + 3.750%) 8.426%, 2/26/29(2)	4,882	4,772
PMHC II, Inc. (3 month Term SOFR + 4.250%) 9.076%, 4/23/29(2)	8,437	7,411
Starfruit Finco B.V. (3 month Term SOFR + 2.850%) 7.526%, 10/1/25(2)	4,553	4,510
Trinseo Materials Operating SCA
2018 (1 month LIBOR + 2.000%) 6.840%, 9/6/24(2)	7	7
2021 (1 month LIBOR + 2.500%) 7.340%, 5/3/28(2)	4,572	4,097
Tronox Finance LLC 2022, First Lien (3 month Term SOFR + 3.250%) 8.148%, 4/4/29(2)	4,292	4,225
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Vantage Specialty Chemicals, Inc. 2023 (1 month Term SOFR + 4.750%) 9.597%, 10/26/26(2)	$ 4,303	$ 4,126
		123,141

Consumer Durables—1.1%
Empire Today LLC (1 month LIBOR + 5.000%) 9.709%, 4/3/28(2)	3,092	2,394
Lakeshore Learning Materials (1 month LIBOR + 3.500%) 8.359%, 9/29/28(2)	4,266	4,175
Restoration Hardware, Inc.
(1 month LIBOR + 2.500%) 7.340%, 10/20/28(2)	5	4
2022 (1 month Term SOFR + 3.350%) 8.157%, 10/20/28(2)	3,532	3,315
Safety Products First Lien (1 month Term SOFR + 4.500%) 9.407%, 6/26/26(2)	1,878	1,695
Specialty Building Products Holdings LLC First Lien (1 month LIBOR + 3.250%) 8.095%, 10/15/28(2)	3,653	3,417
Weber-Stephen Products LLC
2022, Tranche B (1 month Term SOFR + 4.350%) 9.157%, 10/30/27(2)	1,931	1,657
Tranche B (1 month LIBOR + 3.250%) 8.090%, 10/30/27(2)	3,656	3,132
		19,789

Consumer Non-Durables—0.5%
ABG Intermediate Holdings 2 LLC
(1 month Term SOFR + 6.100%) 10.907%, 12/20/29(2)	1,690	1,555
2023 (3 month Term SOFR + 4.250%) 9.407%, 12/21/28(2)	3,916	3,865
Hanesbrands, Inc. (1 month Term SOFR + 3.750%) 8.557%, 3/8/30(2)	2,950	2,935
		8,355

	Par Value	Value

Energy—3.4%
AL NGPL Holdings LLC (3 month LIBOR + 3.750%) 8.562%, 4/14/28(2)	$ 4,684	$ 4,627
Ascent Resources Utica Holdings LLC Second Lien (3 month LIBOR + 9.000%) 13.815%, 11/1/25(2)	2,000	2,118
BCP Renaissance Parent LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.398%, 11/2/26(2)	4,541	4,494
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 10.176%, 9/3/25(2)(3)(4)	4,902	4,902
Brazos Delaware II LLC (1 month Term SOFR + 3.750%) 8.484%, 2/11/30(2)	3,680	3,594
ChampionX Corp. Tranche B-1 (1 month Term SOFR + 3.350%) 8.058%, 6/7/29(2)	6,040	6,004
Keane Group Holdings LLC (1 month LIBOR + 3.500%) 8.375%, 5/25/25(2)	9,258	9,050
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 4.650%) 9.356%, 9/19/29(2)	6,915	6,826
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.910%, 10/18/28(2)	3,816	3,759
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(2)	8,066	7,917
Par Petroleum LLC Tranche B (1 month Term SOFR + 4.350%) 9.240%, 2/28/30(2)	4,430	4,341
Traverse Midstream Partners LLC (3 month Term SOFR + 3.850%) 8.726%, 2/16/28(2)	—(5)	—(5)
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.850%) 8.657%, 2/15/30(2)	3,490	3,473
		61,105

	Par Value	Value

Financials—7.4%
Allspring Buyer LLC (3 month LIBOR + 3.000%) 8.188%, 11/1/28(2)	$ 3,862	$ 3,843
Apollo Commercial Real Estate Finance, Inc. (1 month LIBOR + 2.750%) 7.590%, 5/15/26(2)	4,275	3,698
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 10.090%, 1/31/28(2)	3,720	3,084
Tranche B-4 (1 month LIBOR + 5.250%) 10.090%, 1/20/29(2)	10,796	8,874
Tranche B-8 (1 month LIBOR + 3.250%) 8.090%, 12/23/26(2)	20,153	18,649
Blackstone Mortgage Trust, Inc.
Tranche B (1 month LIBOR + 2.750%) 7.590%, 4/23/26(2)	4,937	4,604
Tranche B-4 (1 month Term SOFR + 3.500%) 8.307%, 5/9/29(2)	3,078	2,809
Castlelake Aviation One Designated Activity Co. 2023 (1 month Term SOFR + 2.750%) 7.783%, 10/22/27(2)	4,234	4,168
Citadel Securities LP
2021 (1 month Term SOFR + 2.614%) 7.422%, 2/2/28(2)	9,998	9,892
Tranche B (1 month Term SOFR + 3.000%) 7.807%, 2/2/28(2)	1,915	1,909
CTC Holdings LP (3 month Term SOFR + 5.000%) 9.954%, 2/20/29(2)	4,806	4,662
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 8.590%, 3/1/28(2)	9,009	8,784
EIG Management Co. LLC (1 month Term SOFR + 3.750%) 8.557%, 2/24/25(2)	5,149	5,110
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 7.659%, 2/1/27(2)	4,399	4,258
HighTower Holding LLC (3 month LIBOR + 4.000%) 8.815%, 4/21/28(2)	5,481	5,166
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Hudson River Trading LLC (1 month Term SOFR + 3.114%) 7.922%, 3/20/28(2)	$ 6,901	$ 6,435
Jane Street Group LLC (1 month LIBOR + 2.750%) 7.590%, 1/26/28(2)	8,868	8,708
Mariner Wealth Advisors LLC (3 month Term SOFR + 3.250%) 8.272% - 8.410%, 8/18/28(2)	3,860	3,768
Nexus Buyer LLC (3 month LIBOR + 3.750%) 0.000%, 11/9/26(2)(6)	2,992	2,699
OneDigital Borrower LLC 2021, Tranche B (1 month Term SOFR + 4.350%) 9.157%, 11/16/27(2)	6,329	6,076
Starwood Property Mortgage LLC Tranche B (1 month Term SOFR + 3.250%) 8.057%, 11/18/27(2)	4,200	3,966
Superannuation and Investments U.S. LLC (1 month LIBOR + 3.750%) 8.590%, 12/1/28(2)	4,167	4,139
VFH Parent LLC (1 month Term SOFR + 3.100%) 7.859%, 1/13/29(2)	6,881	6,616
WH Borrower LLC
(3 month Term SOFR + 5.500%) 10.158%, 2/15/27(2)	3,900	3,783
2023-1 (3 month Term SOFR + 5.500%) 10.159%, 2/15/27(2)	100	98
		135,798

Food / Tobacco—1.9%
Domtar Corp. (1 month LIBOR + 5.500%) 10.101%, 11/30/28(2)	8,605	8,397
Evergreen AcqCo 1 LP (3 month Term SOFR + 5.762%) 10.660%, 4/26/28(2)	3,707	3,540
Naked Juice LLC
(3 month Term SOFR + 3.350%) 8.248%, 1/24/29(2)	4,201	3,684
Second Lien (3 month Term SOFR + 6.000%) 10.898%, 1/24/30(2)	3,830	2,857
	Par Value	Value

Food / Tobacco—continued
Primary Products Finance LLC (3 month Term SOFR + 4.150%) 8.743%, 3/30/29(2)	$ 4,302	$ 4,230
Quirch Foods Holdings LLC (1 month Term SOFR + 4.864%) 9.677%, 10/27/27(2)	5,478	5,033
Whole Earth Brands, Inc. (1 month Term SOFR + 4.650%) 9.548%, 2/5/28(2)	7,327	6,154
		33,895

Forest Prod / Containers—1.8%
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 7.840%, 8/4/27(2)	4,234	4,189
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.750%) 10.129%, 2/12/26(2)	6,080	5,573
Pregis Topco LLC (1 month LIBOR + 3.750%) 8.590%, 7/31/26(2)	6,868	6,667
Schweitzer-Mauduit International, Inc. Tranche B (1 month LIBOR + 3.750%) 8.625%, 4/20/28(2)	7,045	6,781
Spa Holdings 3 Oy Tranche B (3 month LIBOR + 3.750%) 8.909%, 2/4/28(2)	5,843	5,685
Trident TPI Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 8.090%, 10/17/24(2)	4,757	4,712
		33,607

Gaming / Leisure—4.1%
Aimbridge Acquisition Co., Inc. (1 month LIBOR + 3.750%) 8.590%, 2/2/26(2)	2,980	2,838
AP Gaming I LLC Tranche B (1 month Term SOFR + 4.100%) 8.907%, 2/15/29(2)	3,069	3,019
Bombardier Recreational Products, Inc. 2022-2 (1 month Term SOFR + 3.500%) 8.307%, 12/13/29(2)	6,983	6,939
	Par Value	Value

Gaming / Leisure—continued
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(2)	$ 5,125	$ 5,092
Everi Holdings, Inc. Tranche B (1 month LIBOR + 2.500%) 7.340%, 8/3/28(2)	4,278	4,260
Flutter Entertainment plc 2028, Tranche B (3 month Term SOFR + 3.512%) 8.410%, 7/22/28(2)	4,348	4,343
Four Seasons Hotels Ltd. (1 month Term SOFR + 3.350%) 8.157%, 11/30/29(2)	3,991	3,986
Herschend Entertainment Co. LLC (1 month LIBOR + 3.750%) 8.625%, 8/27/28(2)	4,413	4,376
Penn National Gaming, Inc. Tranche B (1 month Term SOFR + 2.850%) 7.657%, 5/3/29(2)	5,890	5,870
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 8.993%, 1/5/29(2)	7,756	7,700
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 8.103%, 4/4/29(2)	5,160	5,079
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.960%, 4/13/29(2)	11,607	11,501
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 7.409%, 7/21/26(2)	6,394	6,382
Travel + Leisure Co. 2022 (1 month Term SOFR + 4.100%) 8.960%, 12/14/29(2)	3,670	3,656
		75,041

Health Care—9.7%
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 8.340%, 8/24/28(2)	10,446	10,237
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 9.359%, 10/6/27(2)	$ 4,716	$ 4,610
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 8.259%, 2/15/29(2)	5,905	5,521
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 8.330%, 3/31/27(2)	5,662	849
(3 month Term SOFR + 4.250%) 9.148%, 3/31/27(2)	2,318	551
FINThrive Software Intermediate Holdings, Inc.
(1 month LIBOR + 4.000%) 8.840%, 12/18/28(2)	3,138	2,916
Second Lien (1 month LIBOR + 6.750%) 11.590%, 12/17/29(2)	2,115	1,283
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.998%, 10/1/27(2)	—(5)	—(5)
ICON Luxembourg S.a.r.l. (3 month Term SOFR + 2.512%) 7.410%, 7/3/28(2)	15,922	15,869
ICU Medical, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.548%, 1/8/29(2)	5,004	4,933
Indivior Finance S.a r.l. (3 month Term SOFR + 5.512%) 10.410%, 6/30/26(2)	3,842	3,765
Insulet Corp. Tranche B (1 month Term SOFR + 3.364%) 8.172%, 5/4/28(2)	5,442	5,427
Mamba Purchaser, Inc. (1 month LIBOR + 3.500%) 8.340%, 10/16/28(2)	5,857	5,764
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.250%) 8.240%, 11/1/28(2)	8,356	8,109
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(2)	14,548	14,169
	Par Value	Value

Health Care—continued
MJH Healthcare Holdings LLC Tranche B (1 month Term SOFR + 3.600%) 8.407%, 1/28/29(2)	$ 5,386	$ 5,245
MPH Acquisition Holdings LLC (3 month LIBOR + 4.250%) 9.203%, 9/1/28(2)	6,319	5,399
NAPA Management Services Corp. (1 month Term SOFR + 5.250%) 10.142%, 2/23/29(2)	6,435	4,617
National Mentor Holdings, Inc.
First Lien (1-3 month LIBOR - Term SOFR + 3.850%) 8.657% - 8.748%, 3/2/28(2)	5,617	4,263
Tranche C, First Lien (1 month Term SOFR + 3.850%) 8.748%, 3/2/28(2)	168	127
Onex TSG Intermediate Corp. (3 month Term SOFR + 5.012%) 9.688%, 2/28/28(2)	4,376	3,857
Option Care Health, Inc. Tranche B (1 month LIBOR + 2.750%) 7.590%, 10/27/28(2)	7,660	7,625
Organon & Co. (3 month LIBOR + 3.000%) 8.000%, 6/2/28(2)	10,714	10,697
Packaging Coordinators Midco, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 8.659%, 11/30/27(2)	4,142	4,040
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.157%, 4/20/29(2)	3,881	3,847
PetIQ, Inc. First Lien (1 month LIBOR + 4.250%) 8.959%, 4/13/28(2)	4,618	4,202
Physician Partners LLC (3 month Term SOFR + 4.150%) 9.048%, 12/22/28(2)	6,126	5,745
PRA Health Sciences, Inc. (3 month LIBOR + 2.250%) 7.000%, 7/3/28(2)	4,187	4,173
	Par Value	Value

Health Care—continued
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.807%, 6/21/29(2)	$ 3,468	$ 3,460
Sotera Health Holdings LLC
(3 month LIBOR + 2.750%) 7.575%, 12/11/26(2)	5,106	4,908
(6 month Term SOFR + 3.750%) 8.816%, 12/11/26(2)	3,515	3,454
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 8.460%, 8/31/26(2)	5,655	5,614
Team Health Holdings, Inc.
(1 month LIBOR + 2.750%) 7.590%, 2/6/24(2)	6	5
(1 month Term SOFR + 5.250%) 10.057%, 3/2/27(2)	10,658	7,274
Vizient, Inc. Tranche B-7 (1 month Term SOFR + 2.350%) 7.109%, 5/16/29(2)	3,672	3,664
		176,219

Housing—4.6%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 7.840%, 11/13/26(2)	3,725	3,723
ACProducts Holdings, Inc. (3 month LIBOR + 4.250%) 9.409%, 5/17/28(2)	8,601	6,804
CPG International LLC (1 month Term SOFR + 2.600%) 7.407%, 4/28/29(2)	3,637	3,585
Cushman & Wakefield U.S. Borrower LLC
(1 month LIBOR + 2.750%) 7.590%, 8/21/25(2)	2,917	2,839
2023-1 (1 month Term SOFR + 3.350%) 8.157%, 1/31/30(2)	3,679	3,541
Foley Products Co. LLC (3 month Term SOFR + 4.750%) 9.798%, 12/29/28(2)	4,936	4,872
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Housing—continued
Forest City Enterprises LP Tranche B (1 month LIBOR + 3.500%) 8.340%, 12/8/25(2)	$ 5,611	$ 4,767
Foundation Building Materials, Inc. First Lien (1 month LIBOR + 3.250%) 8.075%, 1/31/28(2)	5,389	5,228
Griffon Corp. Tranche B (3 month PRIME - Term SOFR + 2.650%) 7.548% - 9.500%, 1/24/29(2)	13,934	13,829
Installed Building Products, Inc. (1 month LIBOR + 2.250%) 7.090%, 12/14/28(2)	2,963	2,946
LBM Acquisition LLC First Lien (1 month LIBOR + 3.750%) 8.590%, 12/17/27(2)	4,524	4,250
Oscar Acquisitionco LLC Tranche B (3 month Term SOFR + 4.600%) 9.498%, 4/29/29(2)	7,458	7,172
Smyrna Ready Mix Concrete LLC (1 month Term SOFR + 4.350%) 9.157%, 4/2/29(2)	5,262	5,222
Snap One Holdings Corp. (3 month LIBOR + 4.500%) 9.659%, 12/8/28(2)	6,286	5,721
Standard Industries, Inc. (1 month LIBOR + 2.250%) 7.116%, 9/22/28(2)	9,489	9,428
		83,927

Information Technology—7.8%
Allegro MicroSystems, Inc. (1 month LIBOR + 3.750%) 8.590%, 9/30/27(2)	393	381
Atlas Purchaser, Inc. Second Lien (1 month LIBOR + 9.000%) 0.000%, 5/7/29(2)	825	573
Bright Bidco B.V. (3 month Term SOFR + 9.000%) 13.676%, 10/31/27(2)	904	759
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.148%, 7/6/29(2)	5,451	5,427
ConvergeOne Holdings Corp. First Lien (1 month LIBOR + 5.000%) 9.840%, 1/4/26(2)	4,287	2,563
	Par Value	Value

Information Technology—continued
Creation Technologies, Inc. (3 month LIBOR + 5.500%) 10.282%, 10/5/28(2)	$ 4,487	$ 3,837
Digi International, Inc. (1 month LIBOR + 5.000%) 9.840%, 11/1/28(2)	4,951	4,913
E2Open LLC (1 month LIBOR + 3.500%) 8.201%, 2/4/28(2)	5,310	5,252
II-VI, Inc. Tranche B (1 month Term SOFR + 2.864%) 7.672%, 7/2/29(2)	7,306	7,224
Instructure Holdings, Inc. (3 month LIBOR + 2.750%) 7.852%, 10/30/28(2)	4,727	4,692
Lendingtree, Inc. Tranche B (1 month LIBOR + 3.750%) 8.600%, 9/15/28(2)	4,248	3,621
Magenta Buyer LLC
First Lien (3 month LIBOR + 4.750%) 9.580%, 7/27/28(2)	6,570	5,394
Second Lien (3 month LIBOR + 8.250%) 13.080%, 7/27/29(2)	2,540	1,880
Magnite, Inc. (1-3 month LIBOR + 5.000%) 9.840% - 9.953%, 4/28/28(2)	5,753	5,495
MaxLinear, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 6/23/28(2)	3,826	3,793
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.850%) 8.515%, 3/1/29(2)	11,369	10,659
Mermaid Bidco, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 8.296%, 12/22/27(2)	5,982	5,802
MKS Instruments, Inc. Tranche B (1 month Term SOFR + 2.850%) 7.609%, 8/17/29(2)	8,505	8,449
Open Text Corp. (1 month Term SOFR + 3.600%) 8.407%, 1/31/30(2)	12,110	12,062
Orchid Merger Sub II LLC (3 month Term SOFR + 4.750%) 9.648%, 7/27/27(2)	5,230	4,236
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 7.595%, 2/15/28(2)	7,595	4,050
	Par Value	Value

Information Technology—continued
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.907%, 6/30/28(2)	$ 3,831	$ 3,278
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 8.590%, 8/27/25(2)	12,503	12,491
UST Global, Inc. (1 month Term SOFR + 3.864%) 8.672%, 11/20/28(2)	4,843	4,790
Virtusa Corp.
Tranche B (1 month LIBOR + 3.750%) 8.590%, 2/11/28(2)	7,381	7,275
Tranche B-1 (1 month Term SOFR + 3.750%) 8.557%, 2/15/29(2)	1,188	1,171
Xperi Holding Corp. Tranche B (1 month LIBOR + 3.500%) 8.352%, 6/8/28(2)	12,636	12,457
		142,524

Manufacturing—1.5%
Canada Goose, Inc. 2021 (3 month LIBOR + 3.500%) 8.659%, 10/7/27(2)	2,964	2,884
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.593%, 3/15/30(2)	3,040	3,029
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.407%, 3/31/27(2)	5,497	5,456
Grinding Media, Inc. First Lien (1 month LIBOR + 4.000%) 8.701%, 10/12/28(2)	4,198	3,925
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.609%, 2/23/29(2)	3,960	3,869
Safety Products First Lien (1 month Term SOFR + 4.500%) 9.407%, 6/28/26(2)	101	92
VM Consolidated, Inc. (1 month Term SOFR + 3.350%) 8.157%, 3/24/28(2)	4,791	4,781
WireCo WorldGroup, Inc. (1 month LIBOR + 4.250%) 9.063%, 11/13/28(2)	4,218	4,160
		28,196

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.6%
Terrier Media Buyer, Inc. 2021, Tranche B (3 month LIBOR + 3.500%) 8.659%, 12/17/26(2)	$ 4,622	$ 4,072
Univision Communications, Inc. 2021 (1 month LIBOR + 3.250%) 8.090%, 3/15/26(2)	7,118	7,072
		11,144

Media / Telecom - Cable/Wireless Video—3.4%
Coral-U.S. Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 6.934%, 1/31/28(2)	8,184	7,917
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 6.934%, 7/17/25(2)	8,362	7,957
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(2)	9,522	9,144
Intelsat Jackson Holdings S.A. Tranche B (3 month Term SOFR + 4.500%) 9.082%, 2/1/29(2)	7,331	7,239
Radiate Holdco LLC (1 month LIBOR + 3.250%) 8.090%, 9/25/26(2)	10,294	8,386
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 6.684%, 4/28/28(2)	3,935	3,852
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 7.184%, 1/31/28(2)	11,256	11,054
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 7.184%, 4/30/28(2)	7,166	7,067
		62,616

Media / Telecom - Diversified Media—3.0%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 10.548%, 2/10/27(2)	5,692	4,924
Applovin Corp.
(1 month Term SOFR + 3.100%) 7.907%, 10/25/28(2)	5,472	5,436
(1 month Term SOFR + 3.350%) 8.157%, 8/15/25(2)	8,369	8,334
Banijay Entertainment SAS Tranche B (1 month LIBOR + 3.750%) 8.419%, 3/1/25(2)	3,902	3,859
	Par Value	Value

Media / Telecom - Diversified Media—continued
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 8.500%) 13.659%, 9/25/24(2)(3)(7)(8)	$ 4,368	$ —
Digital Media Solutions LLC (3 month LIBOR + 5.000%) 10.159%, 5/25/26(2)	3,865	3,044
E.W. Scripps Co. (The) Tranche B-2 (1 month LIBOR + 2.563%) 7.484%, 5/1/26(2)	4,339	4,224
Electronics For Imaging, Inc. First Lien (3-6 month LIBOR + 5.000%) 10.159% - 10.210%, 7/23/26(2)	4,199	3,285
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 10.157%, 4/9/29(2)	4,711	4,202
Lions Gate Capital Holdings LLC Tranche B (1 month LIBOR + 2.250%) 7.090%, 3/24/25(2)	4,684	4,600
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 8.590%, 9/13/24(2)	4,132	4,057
First Lien (1 month LIBOR + 3.750%) 8.590%, 9/13/24(2)	7,278	7,144
Second Lien (1 month Term SOFR + 6.250%) 11.057%, 2/23/29(2)	2,565	2,343
		55,452

Media / Telecom - Telecommunications—4.3%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 7.580%, 7/15/25(2)	1,410	1,383
2022 (3 month Term SOFR + 5.000%) 9.566%, 10/29/27(2)	20,477	20,221
Connect U.S. Finco LLC (1 month LIBOR + 3.500%) 8.140%, 12/11/26(2)	8,371	8,308
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 8.375%, 10/2/27(2)	3,768	2,961
	Par Value	Value

Media / Telecom - Telecommunications—continued
Guardian U.S. Holdco LLC (3 month Term SOFR + 4.000%) 8.676%, 1/31/30(2)	$ 5,520	$ 5,439
Numericable U.S. LLC Tranche B-14 (2 month Term SOFR + 5.500%) 10.170%, 8/15/28(2)	24,051	22,849
Voyage Digital NZ Ltd. (3 month Term SOFR + 4.250%) 9.054%, 5/11/29(2)	4,129	4,067
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.000%) 8.898%, 3/22/29(2)	13,860	13,536
		78,764

Media / Telecom - Wireless Communications—0.8%
Crown Subsea Communications Holding, Inc. (1 month Term SOFR + 4.864%) 9.530%, 4/27/27(2)	4,174	4,106
Patagonia Holdco LLC (3 month Term SOFR + 5.750%) 10.473%, 8/1/29(2)	3,791	3,118
Venga Finance S.a.r.l. (3 month LIBOR + 4.750%) 9.703%, 6/28/29(2)	7,306	6,959
		14,183

Media Service—0.2%
Gray Television, Inc. Tranche E (1 month Term SOFR + 2.500%) 7.358%, 1/2/26(2)	3,486	3,418
Metals / Minerals—0.7%
AMG Advanced Metallurgical Group N.V. 2021 (1 month LIBOR + 3.500%) 8.340%, 11/30/28(2)	4,646	4,600
Consol Energy, Inc. Tranche B (3 month PRIME + 3.500%) 11.500%, 9/27/24	933	931
Oxbow Carbon LLC Tranche B, First Lien (3 month LIBOR + 4.250%) 9.409%, 10/17/25(2)	5,890	5,875
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
TMS International Corp. Tranche B-4 (1 month Term SOFR + 4.750%) 9.557%, 3/7/30(2)	$ 1,975	$ 1,921
		13,327

Retail—2.1%
Academy Ltd. (1 month LIBOR + 3.750%) 8.412%, 11/5/27(2)	3,600	3,589
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 4.500%) 4.500%, 8/21/22(2)(7)	2,496	6
Belk, Inc. First Lien (3 month LIBOR + 7.500%) 12.458%, 7/31/25(2)	4,375	3,671
Belk, Inc., PIK Interest Capitalization Second Lien 13.000%, 7/31/25(9)	4,152	561
CWGS Group LLC (1 month LIBOR + 2.500%) 7.209% - 7.340%, 6/3/28(2)	6,373	5,858
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.373%, 2/26/29(2)	5,771	5,166
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 0.043%) 1.043%, 6/23/23(2)(3)(7)	3,733	4
Jo-Ann Stores LLC Tranche B-1 (3 month LIBOR + 4.750%) 9.572%, 7/7/28(2)	4,328	2,361
LSF9 Atlantis Holdings LLC Tranche B (3 month Term SOFR + 7.250%) 12.148%, 3/31/29(2)	4,572	4,443
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.410%, 3/3/28(2)	6,625	6,500
PetsMart LLC (1 month Term SOFR + 3.850%) 8.657%, 2/11/28(2)	4,718	4,679
Rising Tide Holdings, Inc.
First Lien (3 month LIBOR + 4.750%) 9.703%, 6/1/28(2)	1,329	788
	Par Value	Value

Retail—continued
Second Lien (3 month LIBOR + 8.250%) 13.203%, 6/1/29(2)	$ 2,545	$ 643
		38,269

Service—9.7%
Adtalem Global Education, Inc. Tranche B (1 month LIBOR + 4.000%) 8.840%, 8/12/28(2)	6,563	6,553
Altisource S.a.r.l. 0.000%, 4/3/24(2)	3,344	2,646
American Public Education, Inc. (1 month LIBOR + 5.500%) 10.340%, 3/29/27(2)	2,161	2,010
Apex Group Treasury LLC 0.000%, 7/27/28(2)	599	591
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 8.556%, 7/27/28(2)	4,972	4,835
APX Group, Inc. (3 month LIBOR-PRIME + 3.250%) 8.248% - 10.250%, 7/10/28(2)	5,096	5,063
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.350%) 9.157%, 12/15/28(2)	4,193	4,068
Belfor Holdings, Inc.
First Lien (1 month LIBOR + 4.000%) 8.840%, 4/6/26(2)	4,408	4,397
Tranche B-2, First Lien (1 month Term SOFR + 4.250%) 9.057%, 4/6/26(2)	3,721	3,712
Camelot U.S. Acquisition I Co. (1 month LIBOR + 3.000%) 7.840%, 10/30/26(2)	5,634	5,618
Conduent Business Services LLC Tranche B (1 month LIBOR + 4.250%) 9.090%, 10/16/28(2)	4,805	4,481
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 8.042%, 1/18/29(2)	4,324	4,289
Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(2)	2,089	2,083
	Par Value	Value

Service—continued
Employbridge Holding Co. Tranche B (3 month LIBOR + 4.750%) 9.909% - 9.927% , 7/19/28(2)	$ 4,920	$ 4,092
Energize Holdco LLC (1 month LIBOR + 3.750%) 8.590%, 12/8/28(2)	4,599	4,438
EverCommerce Solutions, Inc. (1 month LIBOR + 3.250%) 8.090%, 7/6/28(2)	3,562	3,524
First Student Bidco, Inc.
Tranche B (3 month LIBOR + 3.000%) 8.998%, 7/21/28(2)	16	—
Tranche C (3 month LIBOR + 3.000%) 7.726%, 7/21/28(2)	4	—
Foundational Education Group, Inc. (3 month Term SOFR + 3.750%) 8.910%, 8/31/28(2)	2,083	1,864
Fugue Finance LLC (3 month Term SOFR + 4.500%) 9.373%, 1/25/28(2)	4,590	4,579
GFL Environmental, Inc. 2023 (1 month Term SOFR + 3.100%) 7.907%, 5/31/27(2)	5,278	5,277
GI Consilio Parent LLC First Lien (1 month LIBOR + 4.000%) 8.840%, 5/12/28(2)	4,809	4,481
Harsco Corp. (1 month Term SOFR + 2.250%) 7.057%, 3/10/28(2)	5,191	4,996
Holding Socotec Tranche B (2-3 month LIBOR + 4.000%) 9.0128% - 9.159%, 6/30/28(2)	3,272	3,132
Lakeland Tours LLC PIK Interest Capitalization First Lien (6 month LIBOR + 8.000%) 13.250%, 9/25/27(2)(8)	111	71
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 9.840%, 9/21/26(2)	7,352	7,338
National Intergovernmental Purchasing Alliance Co. First Lien (3 month Term SOFR + 3.500%) 8.398%, 5/23/25(2)	4,373	4,303
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Oyo Hospitality Netharlands B.V. (3 month LIBOR + 8.250%) 13.270%, 6/23/26(2)	$ 5,641	$ 4,833
Paysafe Holdings U.S. Corp. Tranche B-1 (1 month LIBOR + 2.750%) 7.590%, 6/28/28(2)	3,405	3,260
Peraton Corp.
Tranche B, First Lien (1 month LIBOR + 3.750%) 8.590%, 2/1/28(2)	18,788	18,514
Tranche B-1, Second Lien (3 month LIBOR + 7.750%) 12.651%, 2/1/29(2)	2,990	2,900
Priority Holdings LLC (3 month LIBOR + 5.750%) 10.703%, 4/27/27(2)	5,463	5,422
Refficiency Holdings LLC 2021 (1 month Term SOFR + 3.750%) 8.657%, 12/16/27(2)	6	5
Signal Parent, Inc. (1 month Term SOFR + 3.600%) 8.407%, 4/3/28(2)	4,264	2,809
Sitel Group (1 month LIBOR + 3.750%) 8.600%, 8/28/28(2)	3,637	3,588
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 8.986%, 3/4/28(2)	3,483	2,912
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.157%, 2/10/29(2)	6,667	6,556
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 9.659%, 12/4/26(2)	4,139	3,896
Trans Union LLC 2021, Tranche B-6 (1 month LIBOR + 2.250%) 7.090%, 12/1/28(2)	8,915	8,834
TTF Holdings LLC (1 month LIBOR + 4.000%) 8.875%, 3/31/28(2)	5,525	5,504
United Talent Agency LLC Tranche B (1 month Term SOFR + 4.114%) 8.907%, 7/7/28(2)	4,837	4,789
Vaco Holdings LLC (3 month Term SOFR + 5.000%) 10.048%, 1/19/29(2)	4,552	4,461
		176,724

	Par Value	Value

Transportation - Automotive—2.1%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.447%, 12/13/29(2)	$ 5,451	$ 5,404
Autokiniton U.S. Holdings, Inc. Tranche B (1 month Term SOFR + 4.614%) 9.422%, 4/6/28(2)	8,518	8,259
Dexko Global, Inc. (3 month Term SOFR + 6.500%) 11.398%, 10/4/28(2)	2,595	2,465
DexKo Global, Inc. First Lien (3 month LIBOR + 3.750%) 8.909%, 10/4/28(2)	4,957	4,627
ENC Parent Corp. First Lien (3 month LIBOR + 4.250%) 9.409%, 8/19/28(2)	3,560	3,310
ILPEA Parent, Inc. (1 month LIBOR + 4.500%) 9.340%, 6/22/28(2)	4,121	4,023
RVR Dealership Holdings LLC 2022 (3 month Term SOFR + 3.900%) 8.553%, 2/8/28(2)	5,891	4,993
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(2)	4,324	4,312
		37,393

Transportation - Land Transportation—0.8%
Daseke Cos., Inc. (1 month LIBOR + 4.000%) 8.850%, 3/9/28(2)	8,232	8,160
LaserShip, Inc.
First Lien (3 month LIBOR + 4.500%) 9.659%, 5/7/28(2)	5,502	4,659
Second Lien (3 month LIBOR + 7.500%) 12.659%, 5/7/29(2)	3,135	1,991
		14,810

Transportation - Shipping—0.0%
WWEX Uni Topco Holdings LLC Second Lien (3 month Term SOFR + 7.262%) 12.160%, 7/26/29(2)	400	332
	Par Value	Value

Utilities—1.8%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.590%, 8/1/25(2)	$ 8,258	$ 8,204
Eastern Power LLC Tranche B (3 month LIBOR + 3.750%) 8.909%, 10/2/25(2)	6,396	5,847
Generation Bridge LLC
Tranche B (3 month LIBOR + 5.000%) 10.159%, 12/1/28(2)	2,667	2,656
Tranche C (3 month LIBOR + 5.000%) 10.159%, 12/1/28(2)	61	61
Granite Generation LLC (1 month LIBOR + 3.750%) 8.590%, 11/9/26(2)	6,517	6,116
Invenergy Thermal Operating I LLC (1 month Term SOFR + 3.750%) 8.672%, 8/28/25(2)	—(5)	—
WaterBridge Midstream Operating LLC (3 month LIBOR + 5.750%) 10.568%, 6/22/26(2)	10,149	9,957
		32,841

Total Leveraged Loans (Identified Cost $1,642,989)		1,564,870

	Shares
Preferred Stock—0.8%
Energy—0.8%
Blackbrush Oil & Gas PIK, 1.000%(3)(8)	14,387	14,766
Total Preferred Stock (Identified Cost $4,284)		14,766

Common Stocks—1.0%
Consumer Discretionary—0.4%
Belk, Inc.	1,562	13
Earnout Trust Certificates	2,376	12
TRU Topco Units(3)	1,866	7,284
Wayne Services Legacy, Inc. (3)	2,073	—
		7,309

Energy—0.3%
Blackbrush Oil & Gas(3)	437,150	3,868
Summit Midstream Partners LP(10)	108,293	1,662
		5,530

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Financials—0.0%
Copper Property CTL Pass Through Trust	17,816	$ 189
Information Technology—0.0%
Bright Bidco	26,953	324
Internap Holding LLC(3)	681,392	—
		324

Real Estate—0.0%
Hill Street Properties	85,002	425
Utilities—0.3%
Longview Intermediate Holdings LLC	358,119	4,298
Total Common Stocks (Identified Cost $13,917)		18,075

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(10)	410,667	483
Total Rights (Identified Cost $554)		483

Warrants—0.0%
Real Estate—0.0%
Hill Street Properties, 04/15/50(10)	144,733	—
Service—0.0%
Altisource Portfolio Solutions S.A. , 05/22/27(10)	37,960	174
Total Warrants (Identified Cost $1)		174

Total Long-Term Investments—94.7% (Identified Cost $1,811,530)		1,727,015

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(11)	28,448,002	$ 28,448
Total Short-Term Investment (Identified Cost $28,448)		28,448

TOTAL INVESTMENTS—96.3% (Identified Cost $1,839,978)		$1,755,463
Other assets and liabilities, net—3.7%		67,777
NET ASSETS—100.0%		$1,823,240

Abbreviations:
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $93,828 or 5.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	78% of the income received was in cash and 22% was in PIK.
(5)	Amount is less than $500.
(6)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	100% of the income received was in PIK.
(9)	38% of the income received was in cash and 62% was in PIK.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Luxembourg	4
Canada	2
Netherlands	2
France	2
Total	100%
† % of total investments as of March 31, 2023.
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
ABG Intermediate Holdings 2 LLC, (3 month LIBOR + 2.250%) 0.000%, 12/21/28(1)	$1,284	$1,284	$1,267	$(17)
AthenaHealth Group, Inc., (1 month Term SOFR + 4.500%) 5.000%, 2/15/29	725	723	678	(45)
ENC Parent Corp., (3 month LIBOR + 4.250%) 4.250%, 8/19/28	321	319	298	(21)
Total	$2,330	$2,326	$2,243	$(83)

(1)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$4,761	$—	$4,761	$—
Corporate Bonds and Notes	122,716	—	122,716	—
Leveraged Loans	1,564,870	—	1,559,643	5,227
Convertible Bonds and Notes	1,170	—	1,170	—
Equity Securities:
Rights	483	—	—	483
Common Stocks	18,075	1,662	—	16,413
Warrants	174	—	174	—
Preferred Stock	14,766	—	—	14,766
Money Market Mutual Fund	28,448	28,448	—	—
Total Investments	$1,755,463	$30,110	$1,688,464	$36,889
Securities held by the Fund with an end of period value of $5,223 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $5,673 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Preferred Stocks	Warrant	Right
Investments in Securities
Balance as of December 31, 2022:	$40,561	$6,690(a)	$18,724(a)	$14,654	$—(a)	$493
Accrued discount/(premium)	13	13	—	—	—	—
Realized gain (loss)	(165)	(165)	—	—	—	—
Change in unrealized appreciation (depreciation)(b)	(1,871)	(26)	(1,872)	37	—	(10)
Purchases	216	23	118	75	—	—
Sales(c)	(1,415)	(858)	(557)	—	—	—
Transfers into Level 3(d)	5,223	5,223	—	—	—	—
Transfers from Level 3(d)	(5,673)	(5,673)	—	—	—	—
Balance as of March 31, 2023	$ 36,889	$ 5,227	$ 16,413	$ 14,766	$—(a)	$ 483
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2022, was $(1,872).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2023:
Investments in Securities – Assets	Ending Balance at March 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas PIK	$14,766	Market and Company Comparables	EV Multiples	2.77x (1.21x - 5.12x)
				2.77x (1.21x - 5.12x)
			Illiquidity Discount	15%

Common Stocks:
BlackBrush Oil & Gas	$3,868	Market and Company Comparables	EV Multiples	2.77x (1.21x - 5.12x)
				2.77x (1.21x - 5.12x)
			Illiquidity Discount	15%
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at March 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values

TRU Topco Unit	$7,284	Market and Company Comparables	EV Multiples	7.11x (3.19x - 13.57x)
				9.10x (4.57x - 20.72x)
			Precedent Transaction Multiples	7.24x (5.90x - 10.50x)
			Illiquidity Discount	15.00%

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. TheFund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.